UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Victoria 1522 Investments, LP
Address: 244 California Street
         Suite 610
         San Francisco, CA  94111

13F File Number:  028-14891

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Salvador "Gaizka" Ibanez de Opacua
Title:     Chief Operating Officer
Phone:     415-228-3233

Signature, Place, and Date of Signing:

 /s/  Salvador "Gaizka" Ibanez de Opacua  San Francisco, CA  November 14, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01190                     Frank Russell Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $66,749 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR A SHS   02364W204     5549   218200 SH       SOLE                    28600        0   189600
BAIDU INC                      SPON ADR REP A   056752108     1337    11440 SH       SOLE                     1540        0     9900
BANCOLOMBIA S A                SPON ADR PREF    05968L102     1126    18860 SH       SOLE                     2960        0    15900
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     2640    47682 SH       SOLE                    10150        0    37532
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201     3923    86960 SH       SOLE                     9360        0    77600
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     3298    86200 SH       SOLE                    10000        0    76200
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104     4153   106598 SH       SOLE                    14003        0    92595
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     6895    74960 SH       SOLE                     9920        0    65040
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     6376   169660 SH       SOLE                    21760        0   147900
ICICI BK LTD                   ADR              45104G104     2481    61820 SH       SOLE                     8420        0    53400
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     8424   367300 SH       SOLE                    47000        0   320300
SASOL LTD                      SPONSORED ADR    803866300     2825    63380 SH       SOLE                     5370        0    58010
SOCIEDAD QUIMICA MINERA DE C   SPON ADR SER B   833635105     8321   134990 SH       SOLE                    17730        0   117260
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     8731   551880 SH       SOLE                    31480        0   520400
VALE S A                       ADR              91912E105      288    16080 SH       SOLE                     5600        0    10480
VALE S A                       ADR REPSTG PFD   91912E204      382    22000 SH       SOLE                        0        0    22000